Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2021	$109,208	$(25,434)	$83,774

Vessel acquisition - “Pyxis Karteria”	20,000	—	20,000
Vessel acquisition - “Pyxis Lamda”	31,172	—	31,172
Vessel additions	45	—	45
Transfer to vessels held for sale	(12,250)	1,881	(10,369)
Depreciation	—	(4,898)	(4,898)
Balance December 31, 2021	$148,175	$(28,451)	$119,724

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2022	$148,175	$(28,451)	$119,724

BWTS installation	561	—	561
Depreciation	—	(6,100)	(6,100)
Balance December 31, 2022	$148,736	$(34,551)	$114,185